Financial instruments and related disclosures - Additional Information Fair Value of Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value of shares held by trust under employee share ownership plan	£ 282	£ 397
Market value of shares held by trust under employee share ownership plan	1,147	866
Treasury shares at cost	3,948	2,958
Contingent consideration liabilities	6,733	7,280		£ 6,662	£ 7,068
Trade receivables, net of loss allowance	5,913	5,563
Fair value	11,073	11,086
Total trade and other receivables	7,471	6,836
BP Asset IX, Inc.
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	231	0
Trade and other receivables and other noncurrent assets
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	5,913	5,563
Total trade and other receivables	7,471	6,836
Trade and other receivables and other noncurrent assets | Financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	56	53
Trade and other receivables and other noncurrent assets | Financial assets measured at fair value through other comprehensive income:
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	2,346	2,163
Trade and other receivables and other noncurrent assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	3,526	3,349
Financial liabilities one
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level three	17	0
Aiolos Bio, Inc.
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date			£ 222
Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,433	6,061
Level 3
Disclosure of detailed information about financial instruments [line items]
Total net losses on financial instruments held	586	1,733
Total net losses on financial instruments held	586	1,733
Level 3 | Affinivax Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Gain loss measured in profit or loss fair value measurement liabilities	(254)	(22)
Level 3 | Affinivax
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	219	502
Level 3 | Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Remeasurement gain (loss) of the contingent consideration payable	649	1,533
Contingent consideration liabilities	5,433	6,061
Level 3 | Novartis Vaccines Business
Disclosure of detailed information about financial instruments [line items]
Remeasurement gain (loss) of the contingent consideration payable	(146)	(215)
Contingent consideration liabilities	£ 651	£ 575